UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Azzad Ethical Income Fund
	Schedule of Investments
	March 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 91.08%

Agricultural Chemicals - 2.45%
2,200	Syngenta AG (Switzerland) ADR	$ 88,242

Crude Petroleum & Natural Gas - 3.89%
2,500	Questar Corp.	73,575
2,300	Sasol Ltd. (South Africa) ADR	66,585
		140,160
Deep Sea Foreign Transportation - 1.34%
4,100	Diana Shipping, Inc. (Greece)	48,339

Electric & Other Services Combined - 1.40%
2,046	Alliant Energy Corp.	50,516

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.22%
2,800	Emerson Electric Co.	80,024

Food & Kinder Products - 1.73%
3,300	Unilever PLC (United Kingdom)	62,469

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 2.72%
3,900	Hasbro, Inc.	97,773

General Building Contractors - Residential Building - 0.95%
2,584	Homex Development Corp. (Mexico) ADR *	34,212

Grain Mill Products - 3.05%
2,200	General Mills, Inc.	109,736

Land Subdividers & Developers - 1.25%
2,678	St. Joe Co. *	44,830

Men's & Boy's Furnishings, Work Clothes & Allied Garments - 2.22%
1,399	V.F. Corp.	79,897

Metalworking Machinery & Equipment - 1.63%
1,250	SPX Corp.	58,763

Mining Machinery & Equipment (No Oil & Gas Field Machinery & Equipment) - 1.01%
1,700	Joy Global, Inc.	36,210

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.54%
1,500	Eaton Corp.	55,290

Motor Vehicle Parts & Accessories - 2.60%
2,200	Autoliv, Inc. (Sweden)	40,854
2,600	Borg Warner, Inc.	52,780
		93,634
Natural Gas Transmission & Distribution - 1.74%
2,000	Equitable Resources, Inc.	62,660

Paperboard Containers & Boxes - 1.48%
1,600	Greif, Inc.	53,264

Petroleum Refining - 3.59%
1,177	Chevron Corp.	79,141
1,280	Conocophillips	50,125
		129,266
Pharmaceutical Preparations - 12.19%
2,000	Johnson & Johnson	105,200
2,025	Lilly, Eli & Co.	67,655
2,559	Merck & Co., Inc.	68,453
5,340	Pfizer, Inc.	72,731
2,900	Wyeth	124,816
		438,855
Photographic Equipment & Supplies - 2.02%
2,500	Canon, Inc. (Japan) ADR	72,575

Plastic Material, Synth Resin/Rubber Cellulos (No Glass) - 1.66%
2,684	Dupont E.I. De Nemours & Co.	59,934

Primary Production of Aluminum - 2.95%
7,269	Aluminum Corp. of America	106,273

Radio Telephone Communications - 4.21%
4,345	Chunghwa Telecom Co. Ltd. (Taiwan) ADR *	79,201
4,150	Vodafone Group Public Ltd. (United Kingdom)	72,293
		151,494
Railroads, Line-Haul Operating - 0.72%
1,000	CSX Corp.	25,850

Real Estate Agents & Managers (For Others) - 1.65%
2,547	Jones Lang Lasalle, Inc.	59,243

Retail-Building Materials, Hardware, Garden Supply - 2.14%
2,400	Fastenal Co.	77,160

Retail-Drug Stores & Proprietary Stores - 2.06%
2,700	CVS Caremark Corp.	74,223

Retail-Family Clothing Stores - 3.06%
3,450	Buckle, Inc.	110,159

Retail-Lumber & Other Building Material Dealers - 1.98%
3,022	Home Depot, Inc.	71,198

Semiconductors & Related Devices - 2.40%
5,750	Intel Corp.	86,423

Services-Engineering, Accounting, Research & Management - 1.96%
2,750	Paychex, Inc.	70,592

Services-Prepackaged Software - 1.60%
3,137	Microsoft Corp.	57,626

Soap, Detergents, Cleaning Preparations, Perfumes & Cosmetics - 3.05%
2,100	Church & Dwight Co., Inc.	109,683

Special Industry Machinery, NEC - 3.24%
7,100	Aixtron AG (Germany) ADR	36,139
4,600	Asml Holding NV (Netherlands)	80,546
		116,685
Telephone Communications (No Radio Telephone) - 2.10%
3,561	Brasil Telecom S.A.	59,041
1,496	Telstra Corp., Ltd.	16,635
		75,676
Trucking (No Local) - 2.27%
3,400	Hunt J.B. Transport Services, Inc.	81,974

Wholesale-Durable Goods - 3.01%
1,550	Grainger W.W.	108,779

TOTAL FOR COMMON STOCKS (Cost $4,832,118) - 91.08%		$ 3,279,687

REAL ESTATE INVESTMENT TRUSTS - 3.69%
1,143	Public Storage	63,151
2,303	Rayonier, Inc.	69,597

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $161,942) - 3.69%		$ 132,748

TOTAL INVESTMENTS (Cost $4,994,060) - 94.77%		$ 3,412,435

OTHER ASSETS LESS LIABILITIES - 5.23%		188,308

NET ASSETS - 100.00%		$ 3,600,743

* Non-income producing securities during the period.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Income Fund
1. SECURITY TRANSACTIONS
At March 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $4,994,060 amounted to $1,581,625, which consisted of aggregate gross unrealized appreciation of
$51,984 and aggregate gross unrealized depreciation of $1,633,609.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 3,412,435	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 3,412,435	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

	Azzad Ethical Mid Cap Fund
	Schedule of Investments
	March 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 77.33%

Agricultural Chemicals - 2.31%
1,250	Syngenta AG (Switzerland) ADR	$ 50,138

Computer Storage Devices - 3.02%
3,400	Western Digital Corp. *	65,756

Crude Petroleum & Natural Gas - 4.96%
1,200	Petroleo Brasileiro (Brazil)	36,564
2,400	Southwestern Energy Co. *	71,256
		107,820
Deep Sea Foreign Transportation - 0.98%
1,800	Diana Shipping, Inc. (Greece)	21,222

Electromedical & Electrotheraputic Apparatus - 1.06%
2,700	Natus Medical, Inc. *	22,977

Electronic Computers - 2.90%
600	Apple Computers, Inc. *	63,072

Farm Machinery & Equipment - 0.74%
600	Lindsay Corp.	16,200

General Building Contractors-Residential Buildings - 0.67%
1,100	Homex Development Corp. (Mexico) * ADR	14,564

Industrial Instruments For Measurement, Display & Control - 0.64%
1,300	Hurco Companies, Inc. *	13,819

Land Subdividers & Developers - 0.87%
1,135	St. Joe Co. *	19,000

Metal Mining - 3.41%
1,092	BHP Billiton Ltd.	48,703
1,400	Cleveland Cliffs, Inc.	25,424
		74,127
Metalworking Machinery & Equipment - 1.51%
700	SPX Corp.	32,907

Motor Vehicle Parts & Accessories - 1.07%
1,150	Borg Warner, Inc.	23,345

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.58%
939	Zimmer Holdings, Inc. *	34,274

Paperboard Containers & Boxes - 1.45%
950	Greif, Inc.	31,626

Pumps & Pumping Equipment - 3.61%
1,400	Flowserve Corp.	78,568

Radio Telephone Communications - 2.12%
2,526	Chunghwa Telecom Co. Ltd. (Taiwan) ADR *	46,050

Railroad Equipment - 2.18%
1,800	Wabtec Corp.	47,484

Railroads, Line-Haul Operating - 1.43%
1,200	CSX Corp.	31,020

Retail-Building Materials, Hardware, Garden Supply - 2.07%
1,400	Fastenal Co.	45,010

Retail-Drug Stores and Proprietary Stores - 2.97%
1,400	Express Scripts, Inc. *	64,638

Semiconductors & Related Devices - 4.41%
1,800	Letlogic Microsystems *	49,464
3,000	Monolithic Power Systems, Inc. *	46,500
		95,964
Services-Business Services, NEC - 4.90%
550	Priceline Com, Inc. *	43,329
1,600	Shanda Interactive Entertainment (China) * ADR	63,248
		106,577
Services-Computer Integrated Services - 2.20%
1,089	Cerner Corp. *	47,883

Services-Educational Services - 1.85%
800	New Oriental Education & Technology Group, Inc. *	40,200

Services-General Medical & Surgical Hospital, NEC - 1.64%
930	Universal Health Services, Inc. Class-B	35,656

Services-Home Health Care Services - 1.45%
1,150	Amedisys, Inc. *	31,613

Services - Prepackaged Software - 1.42%
2,850	Nuance Communications, Inc. *	30,894

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 6.00%
2,500	Church & Dwight Co., Inc.	130,575

Special Industry Machinery, NEC - 2.55%
4,000	Aixtron AG (Germany) ADR	20,360
2,000	ASML Holding NV (Netherlands)	35,020
		55,380
Telephone Communications (No Radiotelephone) - 2.04%
800	China Mobile Ltd. (Hong Kong) ADR	34,816
855	Telstra Corp., Ltd.	9,507
		44,323
Water Transportation - 1.84%
1,500	Kirby Corp. *	39,960

Wholesale-Durable Goods - 2.26%
700	Grainger W.W.	49,126

Wholesale-Electrical Apparatus - 1.34%
2,400	Enersys *	29,088

Women's, Misses', Children's & Infants Undergarments - 1.88%
1,700	Warnaco Group, Inc.	40,800

TOTAL FOR COMMON STOCKS (Cost $2,576,164) - 77.33%		$ 1,681,656

REAL ESTATE INVESTMENT TRUSTS - 1.36%
976	Rayonier, Inc.	29,495

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $41,540) - 1.36%		$ 29,495

SHORT TERM INVESTMENTS - 4.64%
100,854	Shape Investment Money Market 3.38% ** (Cost $100,854)	100,854

TOTAL INVESTMENTS (Cost $2,617,703) - 83.33%		$ 1,812,005

OTHER ASSETS LESS LIABILITIES - 16.67%		362,579

NET ASSETS - 100.00%		$ 2,174,584

* Non-income producing securities during the period.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Mid Cap Fund
1. SECURITY TRANSACTIONS
At March 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,617,703 amounted to $906,553, which consisted of aggregate gross unrealized appreciation of
$27,274 and aggregate gross unrealized depreciation of $933,827.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 1,711,151	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 1,711,151	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date May 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date May 14, 2009